Financial Assets at Fair Value Through Profit or Loss (Tables)	6 Months Ended
Jun. 30, 2025
Financial Assets at Fair Value Through Profit or Loss [Abstract]
Schedule of Gains (Losses) Recognized in Profit or Loss	During the periods presented below, the following gains were recognized in profit or loss:
	June 30, 2025	June 30, 2024
	EUR	EUR
Fair value gains on equity investments recognized in other income		2,389